SUBSIDIARIES - Schedule of Composition Of Accumulated Non-Controlling Interest (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Equity	$ 168,242,000,000	$ 141,891,000,000
Non-controlling interests
Disclosure of subsidiaries [line items]
Equity	122,465,000,000	98,138,000,000
Non-controlling interests | BEP
Disclosure of subsidiaries [line items]
Equity	25,677,000,000	21,651,000,000
Non-controlling interests | BIP
Disclosure of subsidiaries [line items]
Equity	31,479,000,000	23,030,000,000
Non-controlling interests | BBU
Disclosure of subsidiaries [line items]
Equity	15,241,000,000	16,026,000,000
Non-controlling interests | Brookfield Property Partners L.P. [Member]
Disclosure of subsidiaries [line items]
Equity	35,314,000,000	29,321,000,000
Non-controlling interests | Brookfield Asset Management ULC (BAM)
Disclosure of subsidiaries [line items]
Equity	2,247,000,000	2,377,000,000
Non-controlling interests | Individually immaterial subsidiaries with non-controlling interests
Disclosure of subsidiaries [line items]
Equity	$ 12,507,000,000	$ 5,733,000,000